LEASES - Lease liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease liability
Book value at the beginning of the year	$ 11,284,137	$ 13,889,223
Additions of the year	9,569,819	2,585,223
Additions from business combination		168,988
Interest expenses, exchange differences and inflation effects	1,059,412	(480,189)
Payments of the year	(5,501,387)	(4,879,108)
Total	16,411,981	11,284,137
Lease Liabilities Non-current	9,527,939	8,161,359
Lease Liabilities Current	6,884,042	3,122,778
Total	$ 16,411,981	$ 11,284,137